Note 15 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	20 17	20 16
Commitments to originate loans	$15,921	$10,228
Unfunded commitments under lines of credit	19,162	15,443

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Rental Amount
201 8	$132
201 9	115
20 20	112
20 21	101
2022	40
Thereafter	175
$675